Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information

The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Net change in proceeds managed
Net change in short-term investments	$38,737	$1,427	$(38,485)

Operating cash flow provided (used)	$38,737	$1,427	$(38,485)

Net change in liabilities
Liabilities for collateral, beginning of year	$(99,668)	$(101,095)	$(62,610)
Liabilities for collateral, end of year	(60,931)	(99,668)	(101,095)

Operating cash flow (used) provided	$(38,737)	$(1,427)	$38,485